Basis of presentation and general information (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of subsidiaries [abstract]
Basis of presentation and general information

Company	Country of Incorporation	Vessel Delivery Date	Vessel Owned
Globus Shipmanagement Corp.	Marshall Islands	–	Management Co.
Devocean Maritime Ltd.	Marshall Islands	December 18, 2007	m/v River Globe
Domina Maritime Ltd.	Marshall Islands	May 19, 2010	m/v Sky Globe
Dulac Maritime S.A.	Marshall Islands	May 25, 2010	m/v Star Globe
Artful Shipholding S.A.	Marshall Islands	June 22, 2011	m/v Moon Globe
Longevity Maritime Limited	Malta	September 15, 2011	–**
Serena Maritime Limited	Marshall Islands	October 29,2020	m/v Galaxy Globe
Talisman Maritime Limited	Marshall Islands	July 20,2011	m/v Power Globe
Argo Maritime Limited	Marshall Islands	June 9, 2021	m/v Diamond Globe
Calypso Shipholding S.A.	Marshall Islands	–	Hull No: S-1885*
Daxos Maritime Limited	Marshall Islands	–	Hull No: NE-442*
Olympia Shipholding S.A.	Marshall Islands	–	–
Paralus Shipholding S.A.	Marshall Islands	–	Hull No: NE-443*
Salaminia Maritime Limited	Marshall Islands	November 29, 2021	m/v Orion Globe
Thalia Shipholding S.A.	Marshall Islands	–	–

*	New building vessels
**	m/v Sun Globe sold and delivered to her new owners on June 5, 2023 (Note 5)